Notes Payable and Long-Term Debt - Notes payable and bank lines (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Denominated in Euros
Notes Payable and Long Term Debt
Acquisition related debt	$ 44
Interest rate (as a percent)	3.25%
Notes payable to bank
Notes Payable and Long Term Debt
Notes payable outstanding	$ 148	$ 162
Weighted average interest rate (as a percent)	7.76%	10.48%
Uncommitted and committed bank lines
Notes Payable and Long Term Debt
Letters of credit outstanding	$ 18
Committed bank line | Wells Fargo
Notes Payable and Long Term Debt
Maximum capacity	$ 100
Basis spread on variable rate (as a percent)	0.50%
Unused commitment fee	0.09%
Outstanding balance	$ 0
Uncommitted bank lines | Foreign subsidiaries | Denominated in South African Rand
Notes Payable and Long Term Debt
Notes payable outstanding	79
Uncommitted bank lines | Foreign subsidiaries | Denominated in Canadian dollars
Notes Payable and Long Term Debt
Notes payable outstanding	20
Uncommitted bank lines | Foreign subsidiaries | Denominated in Zambian kwacha
Notes Payable and Long Term Debt
Notes payable outstanding	$ 12